Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Subsidiaries
Details of the Company’s subsidiaries as of December 31, 2013 are as follows:

Company	Date of establishment	Place of establishment	Percentage of ownership by the Company	Principal activities
Ascendium Group Limited (“Ascendium”)	September 10, 2007	British Virgin Islands (“BVI”)	100%	Investment holding
Our Medical Services Limited (“OMS”)	August 22, 1996	BVI	100%	Investment holding
Medstar Oversea Ltd. (“Medstar Overseas”)	September 22, 2011	BVI	100%	Investment holding
US Proton Therapy Holdings Limited (“Proton BVI”)	May 16, 2011	BVI	100%	Investment holding
US Proton Therapy Holdings Limited (“US Proton”)	June 29, 2011	United States of America	100%	Investment holding
Concord Medical Services (International) Pte. Ltd. (“China Medstar”) (formerly known as China Medstar Pte. Limited)	August 8, 2003	Singapore	100%	Investment holding
Cyber Medical Networks Limited (“Cyber”)	May 26, 2006	Hong Kong	100%	Investment holding
China Medical Services (Holdings) Limited (“CMS Holdings”)	July 18, 2008	Hong Kong	100%	Investment holding
King Cheers Holdings Limited (“King Cheers”)	May 18, 2001	Hong Kong	100%	Investment holding
Shenzhen Aohua Medical Technology and Services Co., Ltd (“AMT”) (AMT merged from formerly known as Shenzhen Aohua Medical Leasing & Services Limited (“AML”) and Shenzhen Aohua Medical Services Co., Ltd (“AMS”))	February 21, 2008	PRC	100%	Leasing of medical equipment and provision of management services
Medstar (Shanghai) Leasing Co., Ltd. (“MSC”)	March 21, 2003	PRC	100%	Leasing of medical equipment and provision of management services
CMS Hospital Management Co., Ltd. (“CHM”)	July 23, 2008	PRC	100%	Provision of management services
Beijing Yundu Internet Technology Co., Ltd. (“Yundu”)	July 26, 2007	PRC	100%	Provision of management services
Tianjin Kangmeng Radiology Equipment Management Co., Ltd. (“TKM”)	April 22, 2010	PRC	100%	Leasing of medical equipment and provision of management services
Xi’AnWanjiehuaxiang Medical Technology Development Co., Ltd. (“CCICC”)	July 06, 2010	PRC	52%	Medical care co-operation with hospital
Shenzhen Lingdun Medical Investment & Management Co., Ltd. (“XLD”)	August 25, 2010	PRC	100%	Leasing of medical equipment
Guangzhou Concord Medical Cancer Hospital Co., Ltd. (“GZ Proton”)	June 29, 2011	PRC	70%	Medical technology research and development, and provision of management and consulting services.
Guangzhou Jinkangshenyou Investment Co., Ltd. (“JKSY”)	August 12, 2010	PRC	100%	Leasing of medical equipment
Beijing Jinweiyikang Technology Co., Ltd. (“JWYK”)	April 26, 2012	PRC	100%	Medical information and technology services
CAH	December 31, 2002	PRC	52%	Hospital medical diagnosis service
CCM (Hong Kong) Medical Investments Limited (“CCM (HK)”)	June 03, 2013	Hong Kong	100%	Investment holding
CMS Radiotherapy Holdings Limited (“CMS (USA)”)	August 13, 2013	United States of America	100%	Investment holding